Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amounts due from related parties current:
Amount due from related parties current	$ 17,561	¥ 114,256	¥ 182,615
Amount due from related parties non-current:
Amount due to related parties non current	3,106	20,210
Amount due to related parties current
Amount due to related parties current	8,557	55,675	121,928
Xiaomi Communication Technology Limited
Amounts due from related parties current:
Amount due from related parties current	5,996	39,016	22,473
Seller of iJoy
Amounts due from related parties current:
Amount due from related parties current	4,017	26,137	27,748
Amount due to related parties current
Amount due to related parties current	6,005	39,068	38,131
WiFire (Beijing) Technology Co., Ltd.
Amounts due from related parties current:
Amount due from related parties current	2,355	15,321
Shanghai Fawei Technology Co., Ltd. (SH Fawei)
Amounts due from related parties current:
Amount due from related parties current	1,588	10,332
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amount due from related parties current	1,506	9,800	9,800
Beijing Kingsoft Cloud Network Technology Limited
Amounts due from related parties current:
Amount due from related parties current	870	5,663	3,864
Amount due to related parties current
Amount due to related parties current	318	2,070	1,105
Wuhan Fastweb Cloud Computing Company Limited
Amounts due from related parties current:
Amount due from related parties current	707	4,600
Seller of Aipu Group
Amounts due from related parties current:
Amount due from related parties current			98,500
Amount due to related parties current
Amount due to related parties current			30,000
Chengdu Xingpu Investment Management Limited
Amounts due from related parties current:
Amount due from related parties current			12,466
Other Related Party Transactions
Amounts due from related parties current:
Amount due from related parties current	522	3,387	7,764
Amount due to related parties current
Amount due to related parties current	240	1,561	1,454
Beijing Fastweb Network Technology Co Ltd Bjfastweb
Amount due from related parties non-current:
Amount due to related parties non current	3,106	20,210
Beijing Bozhiruihai Network Technology Co., Ltd. ("BZRH")
Amount due to related parties current
Amount due to related parties current	1,438	9,358
Beijing Chengyishidai Network Technology Company Limited
Amount due to related parties current
Amount due to related parties current	$ 556	¥ 3,618
Seller of the Managed Network Entities
Amount due to related parties current
Amount due to related parties current			47,755
CD Guotao
Amount due to related parties current
Amount due to related parties current			¥ 3,483